Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and other current assets
Prepaid advertising expenses, rentals and others	¥ 31,605		¥ 53,791
Deposits	6,466		6,553
Staff advances	1,571		981
Deductible VAT input	13,801		4,170
Interest receivable	23		800
Total	¥ 53,466	$ 8,390	¥ 66,295